Related-Party and Parties-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party and Parties-In-Interest Transactions	Related-Party and Parties-In-Interest Transactions
Certain of the Plan’s investments include interest-bearing cash that is managed by Fifth Third Bank, the trustee of the Plan. The Plan also invests in the common stock of the Company. These transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transactions rules under ERISA. During the years ended December 31, 2025 and 2024, the Plan received $14,716,487 and $12,928,994, respectively, in common stock dividends from the Company.